VCC Mortgage Securities, LLC ABS-15G

Exhibit 99.09

Delinquency Summary

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	8	88.89%
Delinquency, No Missing Data	1	11.11%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	9	100.00%